Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock New Jersey Municipal Bond Fund - Investor C Shares	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 161
Expense Example, No Redemption, 3 Years	535
Expense Example, No Redemption, 5 Years	933
Expense Example, No Redemption, 10 Years	$ 1,845